Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 171,016	$ 161,286	$ 165,931	$ 171,727	$ 172,101	$ 163,561	$ 153,967	$ 146,838	$ 669,960	$ 636,467	$ 651,585
Income from continuing operations	54,631	44,873	8,157	41,125	105,645	54,516	41,500	34,078	148,786	235,739	329,411
Discontinued operations	119,286	109,198	12,733	102,600	26,179	6,643	11,318	10,166	343,817	54,306	36,734
Net income	$ 173,917	$ 154,071	$ 20,890	$ 143,725	$ 131,824	$ 61,159	$ 52,818	$ 44,244	$ 492,603	$ 290,045	$ 366,145
Net income available to common shareholders - basic (USD per share/unit)	$ 1.15	$ 1.02	$ 0.13	$ 0.95	$ 0.87	$ 0.41	$ 0.35	$ 0.29	$ 3.26	$ 1.92	$ 2.44
Income per common share - diluted (USD per share/unit)	$ 1.14	$ 1.01	$ 0.13	$ 0.95	$ 0.87	$ 0.40	$ 0.35	$ 0.29	$ 3.24	$ 1.91	$ 2.43